Key developments - Additional information (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 23, 2023	Jun. 30, 2023	Apr. 12, 2023	Jan. 19, 2023
Acquisition of Agbaou Royalty and Maverix Metals Inc.
Exercise price of Warrants per share			$ 9.11
Agbaou Royalty | Auramet
Acquisition of Agbaou Royalty and Maverix Metals Inc.
Percentage of NSR	2.50%
Total consideration	$ 15,463	$ 15,463
Cash payment	$ 13,500
Maverix Metals Inc
Acquisition of Agbaou Royalty and Maverix Metals Inc.
Exercise price of Warrants per share				$ 9.11
Shares issued upon exercise of warrants				1,800,000
Cash consideration paid to Maverix shareholders				$ 86,666
Number of Triple Flag shares issued to Maverix shareholders				45,097,390
Transaction costs				$ 5,776
Mineral Interest				587,817
Other net assets acquired				68,935
Liabilities assumed				$ 11,944
Maverix Metals Inc | Maximum
Acquisition of Agbaou Royalty and Maverix Metals Inc.
Percentage of cash consideration on total consideration				15.00%
Percentage of share consideration on total consideration				85.00%
Maverix Metals Inc | Marverix Warrants
Acquisition of Agbaou Royalty and Maverix Metals Inc.
Warrants outstanding				5,000,000
Exercise price of Warrants per share				$ 3.28
Maverix Metals Inc | Maverix Shareholders
Acquisition of Agbaou Royalty and Maverix Metals Inc.
Option to receive shares of acquirer, per share				0.36
Option to receive cash per share				$ 3.92